Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Feb. 06, 2024	Jun. 30, 2024	Dec. 31, 2023
Treasury shares
Shareholders' equity
Number of shares cancelled	25,405,361
TotalEnergies SE
Shareholders' equity
Number of treasury shares		87,791,389	60,543,213
Percentage of share capital represented by treasury shares		3.66%	2.51%